T. ROWE PRICE Balanced Fund
March 31, 2021 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES 0.9%
Avis Budget Rental Car Funding AESOP
Series 2017-1A, Class B
3.41%, 9/20/23 (1) 1,000,000 1,029
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class B
3.55%, 9/22/25 (1) 1,165,000 1,246
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 471,865 494
CarMax Auto Owner Trust
Series 2017-4, Class A3
2.11%, 10/17/22  49,749 50
CarMax Auto Owner Trust
Series 2018-2, Class A3
2.98%, 1/17/23  413,904 417
CarMax Auto Owner Trust
Series 2021-1, Class D
1.28%, 7/15/27  1,205,000 1,191
CIFC Funding
Series 2015-5A, Class A1R, CLO, FRN
3M USD LIBOR + 0.86%, 1.078%, 10/25/27 (1) 2,210,368 2,204
CNH Equipment Trust
Series 2017-C, Class A3
2.08%, 2/15/23  161,690 163
CNH Equipment Trust
Series 2019-C, Class B
2.35%, 4/15/27  2,575,000 2,678
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 671,625 701
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51 (1) 1,240,000 1,274
Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30 (1) 315,238 324
Ford Credit Auto Owner Trust
Series 2020-2, Class C
1.74%, 4/15/33 (1) 1,66 5,000 1,673
Ford Credit Floorplan Master Owner Trust
Series 2020-2, Class B
1.32%, 9/15/27  1,275,000 1,271
GM Financial Consumer Automobile Receivables Trust
Series 2018-2, Class A3
2.81%, 12/16/22  603,998 609

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
GM Financial Consumer Automobile Receivables Trust
Series 2020-3, Class D
1.91%, 9/16/27  1,355,000 1,376
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1) 1,935,375 2,034
Hyundai Auto Receivables Trust
Series 2018-A, Class A3
2.79%, 7/15/22  164,026 164
Magnetite XXIII
Series 2019-23A, Class A, CLO, FRN
3M USD LIBOR + 1.30%, 1.518%, 10/25/32 (1) 2,020,000 2,025
MMAF Equipment Finance
Series 2017-B, Class A3
2.21%, 10/17/22 (1) 143,818 144
MVW
Series 2019-2A, Class A
2.22%, 10/20/38 (1) 1,542,836 1,574
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2
3.13%, 2/15/68 (1) 1,911,170 1,962
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2
2.60%, 8/15/68 (1) 1,810,908 1,865
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 2,127,571 2,184
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 887,922 891
Navient Private Education Refi Loan Trust
Series 2021-A, Class A
0.84%, 5/15/69 (1) 894,833 892
Octagon Investment Partners XXIII
Series 2015-1A, Class A1R, CLO, FRN
3M USD LIBOR + 0.85%, 1.091%, 7/15/27 (1) 928,134 927
OZLM VIII
Series 2014-8A, Class A1RR, CLO, FRN
3M USD LIBOR + 1.17%, 1.393%, 10/17/29 (1) 1,026,918 1,027
OZLM VIII
Series 2014-8A, Class A2RR, CLO, FRN
3M USD LIBOR + 1.80%, 2.023%, 10/17/29 (1) 1,295,000 1,295
Planet Fitness Master Issuer
Series 2018-1A, Class A2I
4.262%, 9/5/48 (1) 3,046,875 3,049
Santander Retail Auto Lease Trust
Series 2019-A, Class A3
2.77%, 6/20/22 (1) 1,239,190 1,250

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37 (1) 959,024 1,018
SMB Private Education Loan Trust
Series 2020-B, Class A1A
1.29%, 7/15/53 (1) 1,900,279 1,904
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53 (1) 3,500,939 3,454
Sonic Capital
Series 2018-1A, Class A2
4.026%, 2/20/48 (1) 249,050 255
Synchrony Credit Card Master Note Trust
Series 2017-2, Class A
2.62%, 10/15/25  920,000 952
Total Asset-Backed Securities (Cost $44,936) 45,566
BOND MUTUAL FUNDS 5.0%
T. Rowe Price Inflation Protected Bond Fund - I Class, 2.66% (2)(3) 1,198 15
T. Rowe Price Institutional High Yield Fund - Institutional Class,
3.72% (2)(3) 28,040,366 246,475
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 1.98% (2)(3) 3,092,064 16,450
Total Bond Mutual Funds (Cost $261,451) 262,940
COMMON STOCKS 63.3%
COMMUNICATION SERVICES 7.7%
Diversified Telecommunication Services 0.6%
AT&T  125,187 3,789
KT (KRW)  107,138 2,679
Nippon Telegraph & Telephone (JPY)  638,700 16,480
Telecom Italia (EUR)  4,809,647 2,766
Verizon Communications  51,765 3,010
28,724
Entertainment 1.2%
Electronic Arts  14,146 1,915
Live Nation Entertainment (4) 19,205 1,626
Netflix (4) 45,750 23,866
Playtika Holding (4) 13,160 358
Roku (4) 2,400 782
Sea, ADR (4) 50,461 11,264
Spotify Technology (4) 15,401 4,127

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
Walt Disney (4) 105,970 19,553
63,491
Interactive Media & Services 4.9%
Alphabet, Class A (4) 10,405 21,461
Alphabet, Class C (4) 54,542 112,827
Facebook, Class A (4) 246,152 72,499
IAC/InterActiveCorp (4) 1,600 346
Kuaishou Technology (HKD) (4) 7,800 271
Match Group (4) 44,191 6,071
NAVER (KRW)  17,027 5,701
Pinterest, Class A (4) 28,705 2,125
Snap, Class A (4) 157,952 8,259
Tencent Holdings (HKD)  293,800 23,447
Z Holdings (JPY)  717,800 3,581
256,588
Media 0.7%
Charter Communications, Class A (4) 6,726 4,150
Comcast, Class A  216,598 11,720
CyberAgent (JPY)  358,400 6,469
DISH Network, Class A (4) 4,347 158
Liberty Broadband, Class C (4) 14,208 2,133
Stroeer (EUR)  41,658 3,394
WPP (GBP)  535,600 6,826
34,850
Wireless Telecommunication Services 0.3%
SoftBank Group (JPY)  58,800 5,006
T-Mobile U.S. (4) 22,664 2,840
Vodafone Group, ADR  320,594 5,908
13,754
Total Communication Services 397,407
CONSUMER DISCRETIONARY 7.9%
Auto Components 0.5%
Aptiv  18,384 2,535
Autoliv, SDR (SEK) (4)(5) 42,944 3,975
Denso (JPY)  67,300 4,486
Magna International  132,008 11,622
Stanley Electric (JPY)  131,400 3,925
Sumitomo Rubber Industries (JPY)  136,900 1,621
28,164
Automobiles 0.7%
Ferrari  9,892 2,070
General Motors  188,512 10,832

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
Honda Motor (JPY)  88,200 2,659
Suzuki Motor (JPY)  99,400 4,528
Tesla (4) 8,860 5,918
Toyota Motor (JPY)  166,300 12,941
38,948
Hotels, Restaurants & Leisure 1.3%
Airbnb, Class A (4) 1,583 298
Booking Holdings (4) 3,818 8,895
Chipotle Mexican Grill (4) 3,636 5,166
Compass Group (GBP) (4) 284,716 5,752
Domino's Pizza  862 317
Hilton Worldwide Holdings (4) 55,179 6,672
Las Vegas Sands  14,900 905
Marriott International, Class A (4) 35,139 5,205
McDonald's  37,395 8,382
Starbucks  82,651 9,031
Vail Resorts  1,400 408
Wynn Resorts (4) 13,755 1,725
Yum! Brands  122,214 13,221
65,977
Household Durables 0.4%
NVR (4) 257 1,211
Panasonic (JPY)  418,500 5,419
Persimmon (GBP)  128,043 5,186
Sony (JPY)  74,900 7,927
19,743
Internet & Direct Marketing Retail 2.9%
Alibaba Group Holding, ADR (4) 90,285 20,470
Amazon.com (4) 35,192 108,887
ASOS (GBP) (4) 118,653 9,051
Coupang (4) 43,630 2,153
DoorDash, Class A (4) 5,197 681
Etsy (4) 8,820 1,779
JD.com, ADR (4) 12,803 1,080
Pinduoduo, ADR (4) 8,399 1,124
THG (GBP) (4) 118,295 1,017
Zalando (EUR) (4) 69,487 6,809
153,051
Multiline Retail 0.3%
Dollar General  37,486 7,595
Dollar Tree (4) 10,028 1,148
Next (GBP) (4) 51,180 5,547
14,290

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
Specialty Retail 1.1%
AutoZone (4) 2,125 2,984
Burlington Stores (4) 4,422 1,321
CarMax (4) 6,967 924
Carvana (4) 10,560 2,771
Home Depot  46,538 14,206
Kingfisher (GBP) (4) 1,634,780 7,165
L Brands (4) 32,215 1,993
Lowe's  25,758 4,899
O'Reilly Automotive (4) 3,713 1,884
Ross Stores  81,229 9,740
TJX  112,156 7,419
Ulta Beauty (4) 2,778 859
56,165
Textiles, Apparel & Luxury Goods 0.7%
EssilorLuxottica (EUR)  34,800 5,669
Kering (EUR)  7,210 4,975
Lululemon Athletica (4) 14,004 4,295
Moncler (EUR) (4) 102,628 5,878
NIKE, Class B  78,526 10,435
Samsonite International (HKD) (4) 1,101,600 2,142
VF  20,963 1,676
35,070
Total Consumer Discretionary 411,408
CONSUMER STAPLES 2.9%
Beverages 0.5%
Coca-Cola  110,103 5,803
Diageo (GBP)  181,528 7,457
Keurig Dr Pepper  49,632 1,706
Kirin Holdings (JPY)  147,800 2,836
Monster Beverage (4) 13,118 1,195
PepsiCo  34,030 4,814
23,811
Food & Staples Retailing 0.4%
Costco Wholesale  10,919 3,849
Seven & i Holdings (JPY)  192,700 7,781
Walgreens Boots Alliance  18,500 1,016
Walmart  44,042 5,982
Welcia Holdings (JPY)  64,000 2,196
20,824
Food Products 1.0%
Barry Callebaut (CHF)  1,799 4,073

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
Conagra Brands  41,431 1,558
Darling Ingredients (4) 64,655 4,757
Mondelez International, Class A  87,750 5,136
Nestle (CHF)  256,539 28,598
Tyson Foods, Class A  16,597 1,233
Wilmar International (SGD)  1,614,800 6,522
51,877
Household Products 0.3%
Clorox  2,195 423
Colgate-Palmolive  11,605 915
Procter & Gamble  87,266 11,819
13,157
Personal Products 0.6%
Estee Lauder, Class A  6,813 1,982
L'Oreal (EUR)  26,817 10,273
Pola Orbis Holdings (JPY)  53,200 1,283
Unilever (GBP)  341,259 19,042
32,580
Tobacco 0.1%
Altria Group  45,684 2,337
Philip Morris International  45,196 4,011
6,348
Total Consumer Staples 148,597
ENERGY 0.9%
Energy Equipment & Services 0.1%
Halliburton  108,815 2,335
Worley (AUD)  532,529 4,266
6,601
Oil, Gas & Consumable Fuels 0.8%
Chevron  26,846 2,813
ConocoPhillips  118,524 6,278
Devon Energy  122,350 2,673
EOG Resources  50,797 3,684
Equinor (NOK)  411,219 8,027
Exxon Mobil  46,989 2,624
Hess  22,266 1,576
Marathon Petroleum  20,228 1,082
Pioneer Natural Resources  2,736 435
Royal Dutch Shell, Class B, ADR  98,783 3,638
TOTAL (EUR) (5) 214,037 9,978

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
TOTAL, ADR  25,678 1,195
44,003
Total Energy 50,604
FINANCIALS 9.3%
Banks 3.4%
Australia & New Zealand Banking Group (AUD)  250,480 5,378
Bank of America  650,404 25,164
BNP Paribas (EUR) (4) 144,408 8,799
Citizens Financial Group  101,108 4,464
Close Brothers Group (GBP)  91,674 1,959
DBS Group Holdings (SGD)  171,100 3,669
DNB (NOK)  521,937 11,129
Erste Group Bank (EUR) (4) 108,732 3,684
Fifth Third Bancorp  130,635 4,892
Huntington Bancshares  229,797 3,612
ING Groep (EUR)  678,173 8,283
Intesa Sanpaolo (EUR) (4) 1,402,260 3,799
JPMorgan Chase  107,156 16,312
Lloyds Banking Group (GBP) (4) 8,792,185 5,158
Mitsubishi UFJ Financial Group (JPY)  814,100 4,353
National Bank of Canada (CAD) (5) 136,896 9,300
PNC Financial Services Group  56,177 9,854
Signature Bank  5,700 1,289
Standard Chartered (GBP)  294,252 2,026
Sumitomo Mitsui Trust Holdings (JPY)  98,154 3,425
Svenska Handelsbanken, A Shares (SEK)  551,363 5,994
Truist Financial  22,100 1,289
United Overseas Bank (SGD)  303,900 5,860
Wells Fargo  656,664 25,656
175,348
Capital Markets 2.0%
Apollo Global Management  9,600 451
Bank of New York Mellon  15,200 719
Cboe Global Markets  10,751 1,061
Charles Schwab  297,145 19,368
CME Group  10,805 2,207
Goldman Sachs Group  64,199 20,993
Intercontinental Exchange  35,629 3,979
Invesco  10,900 275
KKR  23,397 1,143
Macquarie Group (AUD)  44,018 5,131
Morgan Stanley  471,260 36,598
MSCI  1,986 833
Raymond James Financial  2,884 353

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
S&P Global  16,382 5,781
State Street  3,430 288
Tradeweb Markets, Class A  14,089 1,043
XP, Class A (4) 31,005 1,168
101,391
Consumer Finance 0.1%
American Express  1,600 226
Capital One Financial  21,423 2,726
2,952
Diversified Financial Services 0.7%
Berkshire Hathaway, Class B (4) 36,443 9,310
Challenger (AUD)  476,018 2,319
Element Fleet Management (CAD) (5) 587,472 6,428
Equitable Holdings  420,595 13,720
Mitsubishi HC Capital (JPY)  444,900 2,690
Voya Financial  9,400 598
35,065
Insurance 3.0%
AIA Group (HKD)  290,000 3,549
American International Group  403,671 18,654
Aviva (GBP)  878,222 4,950
AXA (EUR)  503,326 13,511
Chubb  74,400 11,753
Direct Line Insurance Group (GBP)  424,433 1,832
Hartford Financial Services Group  155,662 10,397
Loews  16,460 844
Marsh & McLennan  31,694 3,860
MetLife  252,285 15,336
Munich Re (EUR)  44,205 13,614
PICC Property & Casualty, H Shares (HKD)  4,622,000 4,022
Ping An Insurance Group, H Shares (HKD)  357,000 4,270
Principal Financial Group  12,076 724
Progressive  15,867 1,517
RenaissanceRe Holdings  2,500 401
Sampo, A Shares (EUR)  195,243 8,804
Storebrand (NOK)  717,077 7,206
Sun Life Financial (CAD)  183,729 9,285
Tokio Marine Holdings (JPY)  151,400 7,205
Travelers  34,106 5,129
Willis Towers Watson  7,470 1,710
Zurich Insurance Group (CHF)  16,626 7,077
155,650

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
Thrifts & Mortgage Finance 0.1%
Housing Development Finance (INR)  130,208 4,484
4,484
Total Financials 474,890
HEALTH CARE 7.9%
Biotechnology 0.6%
AbbVie  136,190 14,739
Amgen  10,252 2,551
Biogen (4) 5,074 1,419
Exact Sciences (4) 847 112
Incyte (4) 30,839 2,506
Regeneron Pharmaceuticals (4) 1,497 708
Seagen (4) 3,173 441
Vertex Pharmaceuticals (4) 28,747 6,177
28,653
Health Care Equipment & Supplies 2.2%
Abbott Laboratories  66,065 7,917
Alcon (CHF) (4) 36,825 2,584
Align Technology (4) 1,598 865
Becton Dickinson & Company  21,635 5,261
Cooper  1,062 408
Danaher  107,872 24,280
DENTSPLY SIRONA  20,500 1,308
Elekta, B Shares (SEK) (5) 334,899 4,344
Hologic (4) 18,753 1,395
Intuitive Surgical (4) 18,886 13,956
Koninklijke Philips (EUR) (4) 320,206 18,260
Medtronic  90,072 10,640
Siemens Healthineers (EUR) (5) 106,403 5,767
Stryker  73,214 17,834
114,819
Health Care Providers & Services 1.7%
Anthem  42,263 15,170
Centene (4) 95,572 6,108
Cigna  52,350 12,655
CVS Health  19,456 1,464
Fresenius (EUR)  145,829 6,498
HCA Healthcare  92,524 17,426
Humana  8,718 3,655
McKesson  2,127 415
UnitedHealth Group  72,019 26,796
90,187

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
Health Care Technology 0.0%
Veeva Systems, Class A (4) 6,486 1,694
1,694
Life Sciences Tools & Services 0.7%
Agilent Technologies  75,477 9,596
Evotec (EUR) (4)(5) 83,764 3,018
PPD (4) 16,548 626
Thermo Fisher Scientific  48,518 22,143
35,383
Pharmaceuticals 2.7%
Astellas Pharma (JPY)  766,500 11,807
AstraZeneca, ADR  288,943 14,366
Bausch Health (4) 65,113 2,067
Bayer (EUR)  139,201 8,821
Elanco Animal Health (4) 202,227 5,956
Eli Lilly  77,012 14,387
GlaxoSmithKline, ADR  168,222 6,004
Ipsen (EUR)  34,410 2,950
Johnson & Johnson  33,097 5,439
Merck  54,546 4,205
Novartis (CHF)  169,126 14,457
Novo Nordisk, B Shares (DKK)  29,416 1,982
Otsuka Holdings (JPY)  135,700 5,755
Roche Holding (CHF)  48,357 15,665
Sanofi (EUR)  144,459 14,285
Sanofi, ADR  41,038 2,030
Takeda Pharmaceutical, ADR  142,817 2,608
Zoetis  44,102 6,945
139,729
Total Health Care 410,465
INDUSTRIALS & BUSINESS SERVICES 6.6%
Aerospace & Defense 0.4%
Boeing (4) 14,636 3,728
L3Harris Technologies  10,982 2,226
Meggitt (GBP) (4) 1,067,458 7,019
Safran (EUR) (4) 33,334 4,535
Teledyne Technologies (4) 5,253 2,173
Textron  42,426 2,379
TransDigm Group (4) 400 235
22,295
Air Freight & Logistics 0.4%
FedEx  37,390 10,620

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
United Parcel Service, Class B  60,834 10,341
20,961
Airlines 0.1%
Southwest Airlines  101,396 6,191
United Airlines Holdings (4) 27,611 1,589
7,780
Building Products 0.1%
Johnson Controls International  71,950 4,293
4,293
Commercial Services & Supplies 0.1%
Cintas  4,581 1,564
Copart (4) 1,300 141
Waste Connections  19,060 2,058
3,763
Electrical Equipment 0.7%
ABB (CHF)  279,807 8,512
Generac Holdings (4) 1,200 393
Hubbell  24,897 4,653
Legrand (EUR)  47,687 4,431
Mitsubishi Electric (JPY)  615,900 9,413
Prysmian (EUR)  173,000 5,617
Schneider Electric (EUR)  14,206 2,164
35,183
Industrial Conglomerates 1.9%
3M  12,656 2,439
DCC (GBP)  57,876 5,020
General Electric  2,921,063 38,353
Honeywell International  76,841 16,680
Melrose Industries (GBP)  3,066,602 7,052
Roper Technologies  15,412 6,216
Siemens (EUR)  132,867 21,832
97,592
Machinery 1.2%
Caterpillar  72,457 16,801
Cummins  13,225 3,427
Deere  33,549 12,552
Flowserve  18,893 733
Fortive  64,904 4,585
Illinois Tool Works  1,733 384
Ingersoll Rand (4) 30,658 1,509
KION Group (EUR)  71,177 7,033
Knorr-Bremse (EUR)  30,531 3,810

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
Otis Worldwide  35,047 2,399
PACCAR  32,107 2,983
Parker-Hannifin  5,904 1,862
SMC (JPY)  4,500 2,621
Snap-on  3,003 693
THK (JPY)  96,400 3,344
64,736
Professional Services 0.7%
Clarivate (4) 25,006 660
CoStar Group (4) 4,975 4,089
Equifax  16,689 3,023
Jacobs Engineering Group  65,716 8,495
Leidos Holdings  18,344 1,766
Recruit Holdings (JPY)  144,800 7,111
TechnoPro Holdings (JPY)  60,200 5,037
Teleperformance (EUR)  12,869 4,692
34,873
Road & Rail 0.5%
Central Japan Railway (JPY)  26,800 4,012
CSX  36,737 3,542
JB Hunt Transport Services  9,383 1,577
Kansas City Southern  1,298 343
Norfolk Southern  53,541 14,377
Union Pacific  18,464 4,070
27,921
Trading Companies & Distributors 0.5%
Ashtead Group (GBP)  118,450 7,071
Bunzl (GBP)  96,986 3,105
Mitsubishi (JPY)  153,700 4,357
Sumitomo (JPY)  336,800 4,820
United Rentals (4) 26,079 8,588
27,941
Total Industrials & Business Services 347,338
INFORMATION TECHNOLOGY 13.8%
Communications Equipment 0.3%
Cisco Systems  119,525 6,181
LM Ericsson, B Shares (SEK)  761,329 10,092
Motorola Solutions  9,202 1,730
18,003
Electronic Equipment, Instruments & Components 0.5%
Amphenol, Class A  52,652 3,474
CDW  7,688 1,274

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
Hamamatsu Photonics (JPY)  86,400 5,119
Keysight Technologies (4) 3,845 551
Largan Precision (TWD)  24,000 2,714
Murata Manufacturing (JPY)  90,800 7,309
Omron (JPY)  47,100 3,690
TE Connectivity  12,648 1,633
Trimble (4) 12,100 941
26,705
IT Services 3.1%
Accenture, Class A  17,871 4,937
Amadeus IT Group, A Shares (EUR) (4) 42,593 3,034
ANT International, Class C, Acquisition Date: 6/7/18,
Cost $1,137 (4)(6)(7) 202,596 1,635
Automatic Data Processing  4,200 792
Broadridge Financial Solutions  900 138
Cognizant Technology Solutions, Class A  31,261 2,442
Fidelity National Information Services  57,163 8,038
Fiserv (4) 165,848 19,743
FleetCor Technologies (4) 10,188 2,737
Global Payments  92,396 18,625
Mastercard, Class A  65,918 23,470
MongoDB (4) 1,012 271
NTT Data (JPY)  531,200 8,238
PayPal Holdings (4) 77,691 18,866
Shopify, Class A (4) 2,857 3,161
Snowflake, Class A (4) 1,870 429
Square, Class A (4) 1,600 363
Twilio, Class A (4) 3,200 1,090
VeriSign (4) 8,936 1,776
Visa, Class A  184,673 39,101
Wix.com (4) 6,848 1,912
160,798
Semiconductors & Semiconductor Equipment 4.1%
Advanced Micro Devices (4) 117,512 9,225
Analog Devices  43,864 6,802
Applied Materials  161,384 21,561
ASML Holding (EUR)  23,645 14,508
ASML Holding  12,799 7,902
Broadcom  52,993 24,571
Intel  38,000 2,432
KLA  9,837 3,250
Lam Research  672 400
Marvell Technology Group  84,748 4,151
Maxim Integrated Products  25,943 2,370

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
Microchip Technology  45,210 7,017
Micron Technology (4) 117,024 10,323
Monolithic Power Systems  2,312 817
NVIDIA  27,030 14,432
NXP Semiconductors  99,436 20,020
QUALCOMM  112,941 14,975
Renesas Electronics (JPY) (4) 275,600 3,017
Taiwan Semiconductor Manufacturing (TWD)  1,048,969 22,090
Taiwan Semiconductor Manufacturing, ADR  1,900 225
Texas Instruments  66,700 12,606
Tokyo Electron (JPY)  16,300 7,085
Xilinx  23,051 2,856
212,635
Software 4.0%
Atlassian, Class A (4) 6,894 1,453
Citrix Systems  15,530 2,180
Coupa Software (4) 6,297 1,602
Crowdstrike Holdings, Class A (4) 4,000 730
DocuSign (4) 5,971 1,209
Fortinet (4) 9,200 1,696
Intuit  49,459 18,946
Microsoft  498,393 117,506
NortonLifeLock  137,011 2,913
Paycom Software (4) 1,859 688
salesforce.com (4) 96,318 20,407
SAP (EUR)  58,348 7,157
ServiceNow (4) 32,055 16,031
Splunk (4) 22,614 3,063
Synopsys (4) 23,085 5,720
Workday, Class A (4) 13,697 3,403
Zoom Video Communications, Class A (4) 13,943 4,480
209,184
Technology Hardware, Storage & Peripherals 1.8%
Apple  636,665 77,769
Samsung Electronics (KRW)  239,736 17,343
95,112
Total Information Technology 722,437
MATERIALS 3.4%
Chemicals 1.6%
Air Liquide (EUR)  41,633 6,798
Akzo Nobel (EUR)  59,386 6,630
Albemarle  3,026 442
Asahi Kasei (JPY)  508,800 5,873

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
BASF (EUR)  75,755 6,295
Celanese  5,973 895
CF Industries Holdings  8,737 397
Covestro (EUR)  68,873 4,634
International Flavors & Fragrances  33,236 4,640
Johnson Matthey (GBP)  169,607 7,045
Linde  74,631 20,907
PPG Industries  51,761 7,778
RPM International  3,275 301
Sherwin-Williams  8,593 6,342
Tosoh (JPY)  50,800 973
Umicore (EUR)  87,268 4,630
Westlake Chemical  10,813 960
85,540
Containers & Packaging 1.0%
Amcor, CDI (AUD)  313,594 3,673
Avery Dennison  25,870 4,751
Ball  21,259 1,801
International Paper  258,985 14,003
Packaging Corp. of America  81,325 10,937
Sealed Air  40,647 1,862
Westrock  299,290 15,578
52,605
Metals & Mining 0.7%
Antofagasta (GBP)  347,373 8,091
BHP Group (AUD)  93,739 3,252
BHP Group (GBP)  253,283 7,293
Freeport-McMoRan (4) 50,445 1,661
IGO (AUD)  1,303,984 6,253
Rio Tinto (AUD)  31,672 2,677
South32 (AUD)  1,509,459 3,240
Southern Copper  2,821 191
Teck Resources, Class B  65,900 1,264
33,922
Paper & Forest Products 0.1%
Stora Enso, R Shares (EUR)  306,039 5,709
5,709
Total Materials 177,776
REAL ESTATE 1.2%
Equity Real Estate Investment Trusts 1.0%
Alexandria Real Estate Equities, REIT  2,771 455
American Tower, REIT  13,580 3,247

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
Apartment Income REIT, REIT  12,431 532
AvalonBay Communities, REIT  9,486 1,750
Camden Property Trust, REIT  5,300 583
Crown Castle International, REIT  2,198 378
Equinix, REIT  5,000 3,398
Equity LifeStyle Properties, REIT  5,000 318
Equity Residential, REIT  13,872 994
Great Portland Estates (GBP)  461,781 4,327
Prologis, REIT  162,735 17,250
Public Storage, REIT  1,116 275
SBA Communications, REIT  756 210
Scentre Group (AUD)  1,368,873 2,947
Simon Property Group, REIT  4,363 496
Sun Communities, REIT  2,150 323
Welltower, REIT  91,601 6,561
Weyerhaeuser, REIT  234,640 8,353
52,397
Real Estate Management & Development 0.2%
Mitsui Fudosan (JPY)  341,800 7,791
Opendoor Technologies (4) 27,221 577
8,368
Total Real Estate 60,765
UTILITIES 1.7%
Electric Utilities 0.6%
American Electric Power  13,697 1,160
Entergy  15,905 1,582
Evergy  52,600 3,131
FirstEnergy  16,300 566
NextEra Energy  136,342 10,309
Southern  225,968 14,046
Xcel Energy  8,900 592
31,386
Gas Utilities 0.0%
Atmos Energy  2,803 277
Beijing Enterprises Holdings (HKD)  533,000 1,886
2,163
Independent Power & Renewable Electricity Producers 0.1%
AES  91,463 2,452
Electric Power Development (JPY) (5) 166,500 2,914
5,366
Multi-Utilities 1.0%
Ameren  71,673 5,831

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
Dominion Energy  14,773 1,122
DTE Energy  19,500 2,596
Engie (EUR) (4) 582,800 8,279
National Grid (GBP)  511,716 6,074
Public Service Enterprise Group  117,319 7,064
Sempra Energy  127,798 16,944
WEC Energy Group  21,431 2,006
49,916
Total Utilities 88,831
Total Common Stocks (Cost $1,651,650) 3,290,518
CONVERTIBLE PREFERRED STOCKS 0.1%
COMMUNICATION SERVICES 0.0%
Media 0.0%
ViacomCBS, Series A, 5.75%, 4/1/24  3,625 246
Total Communication Services 246
CONSUMER DISCRETIONARY 0.0%
Automobiles 0.0%
Rivian Automotive, Series F, Acquisition Date: 1/19/21,
Cost $1,652 (4)(6)(7) 44,822 1,652
Total Consumer Discretionary 1,652
INFORMATION TECHNOLOGY 0.0%
Software 0.0%
Databricks, Series G, Acquisition Date: 2/1/21, Cost $229 (4)(6)(7) 1,293 229
Total Information Technology 229
UTILITIES 0.1%
Electric Utilities 0.0%
Southern, Series A, 6.75%, 8/1/22  20,319 1,031
1,031
Independent Power & Renewable Electricity Producers 0.1%
AES, 6.875%, 2/15/24  18,445 1,899
1,899
Total Utilities 2,930
Total Convertible Preferred Stocks (Cost $4,992) 5,057
CORPORATE BONDS 9.3%
Abbott Laboratories, 1.15%, 1/30/28  1,460,000 1,395

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
Abbott Laboratories, 3.40%, 11/30/23  1,281,000 1,369
AbbVie, 2.95%, 11/21/26  920,000 976
AbbVie, 3.20%, 5/14/26  420,000 451
AbbVie, 3.60%, 5/14/25  1,630,000 1,770
AbbVie, 4.50%, 5/14/35  1,900,000 2,210
AbbVie, 4.70%, 5/14/45  915,000 1,084
ABN AMRO Bank, 4.75%, 7/28/25 (1) 940,000 1,053
AerCap Ireland Capital, 3.50%, 5/26/22  560,000 575
AerCap Ireland Capital, 4.125%, 7/3/23  1,945,000 2,061
AerCap Ireland Capital, 6.50%, 7/15/25  365,000 425
Agilent Technologies, 3.20%, 10/1/22  533,000 552
Agilent Technologies, 3.875%, 7/15/23  975,000 1,039
AHS Hospital, 5.024%, 7/1/45  1,600,000 2,046
AIA Group, 3.20%, 3/11/25 (1) 1,020,000 1,084
AIA Group, 3.60%, 4/9/29 (1) 1,280,000 1,377
AIG Global Funding, 3.35%, 6/25/21 (1) 1,600,000 1,611
Air Lease, 3.625%, 4/1/27  1,025,000 1,080
Alcon Finance, 2.60%, 5/27/30 (1) 1,300,000 1,298
Alexandria Real Estate Equities, 3.95%, 1/15/27  655,000 733
Alfa SAB de CV, 5.25%, 3/25/24 (1) 395,000 433
Allstate, 5.55%, 5/9/35  1,000,000 1,312
Altria Group, 2.35%, 5/6/25  415,000 430
Altria Group, 4.75%, 5/5/21  535,000 537
Amazon.com, 2.80%, 8/22/24  1,055,000 1,129
Amazon.com, 3.875%, 8/22/37  1,645,000 1,874
Amazon.com, 5.20%, 12/3/25  1,850,000 2,173
America Movil SAB de CV, 2.875%, 5/7/30  2,525,000 2,581
America Movil SAB de CV, 6.375%, 3/1/35  300,000 415
American Airlines PTT, Series 2014-1, Class A, 3.70%, 10/1/26  873,396 867
American Airlines PTT, Series 2016-1, Class B, 5.25%, 1/15/24  1,470,059 1,389
American Campus Communities Operating Partnership, 3.625%,
11/15/27  1,860,000 2,030
American Express, 3.70%, 11/5/21  2,040,000 2,075
American International Group, 3.40%, 6/30/30  1,975,000 2,095
Amgen, 2.77%, 9/1/53 (1) 447,000 400
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49  2,120,000 2,718
Anthem, 4.65%, 1/15/43  915,000 1,073
Appalachian Power, 4.45%, 6/1/45  2,450,000 2,771
Apple, 1.65%, 5/11/30  2,345,000 2,242
APT Pipelines, 4.25%, 7/15/27 (1) 620,000 685
Aptiv, 4.15%, 3/15/24 (4) 745,000 812
AT&T, 2.25%, 2/1/32  1,400,000 1,326
AT&T, 3.50%, 6/1/41  6,755,000 6,654
Atmos Energy, 4.15%, 1/15/43  1,500,000 1,653
Ausgrid Finance, 3.85%, 5/1/23 (1)(5) 1,705,000 1,790
AutoZone, 3.125%, 4/21/26  650,000 697

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
Baidu, 3.875%, 9/29/23 (5) 2,000,000 2,141
Baltimore Gas And Electric, 3.35%, 7/1/23  1,750,000 1,849
Banco Santander, 3.125%, 2/23/23  1,000,000 1,046
Banco Santander, 3.49%, 5/28/30  200,000 209
Banco Santander, 3.848%, 4/12/23  2,000,000 2,124
Banco Santander Chile, 2.70%, 1/10/25 (1) 1,322,000 1,384
Banco Santander Mexico, 5.375%, 4/17/25 (1) 1,110,000 1,248
Bank of America, 4.20%, 8/26/24  600,000 660
Bank of America, 6.11%, 1/29/37  900,000 1,179
Bank of America, 6.75%, 6/1/28  700,000 895
Bank of America, FRN, 3M USD LIBOR + 0.65%, 0.851%, 6/25/22  2,575,000 2,577
Bank of America, VR, 2.676%, 6/19/41 (8) 3,450,000 3,227
Bank of America, Series N, VR, 2.651%, 3/11/32 (8) 2,325,000 2,330
Bank of Montreal, Series D, 3.10%, 4/13/21  2,835,000 2,837
Bank of Nova Scotia, 3.125%, 4/20/21  3,275,000 3,279
Banner Health, 1.897%, 1/1/31  670,000 636
Barclays, VR, 2.852%, 5/7/26 (8) 1,880,000 1,958
Barclays Bank, 1.70%, 5/12/22  700,000 710
Baylor Scott & White Holdings, 3.967%, 11/15/46  1,850,000 2,078
Becton Dickinson & Company, 2.823%, 5/20/30  1,380,000 1,407
Becton Dickinson & Company, 3.70%, 6/6/27  1,956,000 2,153
Berkshire Hathaway Energy, 5.15%, 11/15/43  1,350,000 1,678
Biogen, 3.625%, 9/15/22  1,095,000 1,143
BMW U.S. Capital, 3.40%, 8/13/21 (1) 2,835,000 2,867
BNP Paribas, VR, 2.219%, 6/9/26 (1)(8) 1,315,000 1,345
Boardwalk Pipelines, 4.45%, 7/15/27  385,000 424
Boardwalk Pipelines, 4.95%, 12/15/24  780,000 873
Booking Holdings, 3.60%, 6/1/26  2,020,000 2,206
Booking Holdings, 3.65%, 3/15/25  1,515,000 1,645
Boral Finance, 3.00%, 11/1/22 (1) 220,000 225
Boston Properties, 3.125%, 9/1/23  625,000 657
Boston Properties, 3.65%, 2/1/26  1,165,000 1,273
BPCE, 3.00%, 5/22/22 (1) 425,000 437
BPCE, 4.00%, 9/12/23 (1) 1,350,000 1,456
BPCE, 4.50%, 3/15/25 (1) 1,000,000 1,098
BPCE, 5.70%, 10/22/23 (1) 1,700,000 1,892
Bristol-Myers Squibb, 3.55%, 8/15/22  1,700,000 1,773
Brixmor Operating Partnership, 3.90%, 3/15/27  565,000 614
Brixmor Operating Partnership, 4.125%, 6/15/26  1,220,000 1,348
Burlington Northern Santa Fe, 4.375%, 9/1/42  1,400,000 1,623
Burlington Northern Santa Fe, 6.15%, 5/1/37  650,000 897
Camden Property Trust, 2.95%, 12/15/22  565,000 585
Cameron LNG, 2.902%, 7/15/31 (1) 575,000 584
Cameron LNG, 3.701%, 1/15/39 (1) 475,000 503
Canadian Natural Resources, 2.95%, 7/15/30  1,700,000 1,697
Capital One Financial, 3.65%, 5/11/27  1,215,000 1,327

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
Cardinal Health, 3.41%, 6/15/27  1,570,000 1,693
Cardinal Health, 3.75%, 9/15/25  1,005,000 1,099
Carpenter Technology, 4.45%, 3/1/23  790,000 818
Caterpillar Financial Services, 3.15%, 9/7/21  2,665,000 2,697
CC Holdings, 3.849%, 4/15/23  440,000 468
Celulosa Arauco y Constitucion, 4.20%, 1/29/30 (1) 505,000 544
Charter Communications Operating, 3.70%, 4/1/51  1,425,000 1,335
Charter Communications Operating, 4.908%, 7/23/25  2,465,000 2,794
Chevron, 1.995%, 5/11/27  1,155,000 1,180
Cigna, 3.00%, 7/15/23  810,000 850
Cigna, 3.75%, 7/15/23  1,252,000 1,339
Citigroup, 2.35%, 8/2/21  1,460,000 1,471
Citigroup, VR, 2.976%, 11/5/30 (8) 2,750,000 2,841
Citigroup, VR, 4.075%, 4/23/29 (8) 2,000,000 2,215
Citizens Bank, 2.55%, 5/13/21  1,085,000 1,085
Citizens Financial Group, 2.375%, 7/28/21  210,000 211
CMS Energy, 4.70%, 3/31/43  840,000 949
CMS Energy, 4.875%, 3/1/44  1,200,000 1,432
Comcast, 1.95%, 1/15/31  1,280,000 1,229
Comcast, 2.65%, 2/1/30  1,455,000 1,487
Comcast, 3.45%, 2/1/50  1,200,000 1,239
Comcast, 4.15%, 10/15/28  2,455,000 2,795
CommonSpirit Health, 2.76%, 10/1/24  960,000 1,017
CommonSpirit Health, 2.782%, 10/1/30  755,000 760
ConocoPhillips, 3.75%, 10/1/27 (1) 665,000 734
Cooperatieve Rabobank, 3.125%, 4/26/21  1,805,000 1,808
Cox Communications, 2.95%, 10/1/50 (1) 2,775,000 2,453
Credit Agricole, 3.75%, 4/24/23 (1) 2,125,000 2,257
Credit Suisse Group, VR, 2.593%, 9/11/25 (1)(8) 2,095,000 2,171
Credit Suisse Group, VR, 2.997%, 12/14/23 (1)(8) 1,385,000 1,429
CRH America Finance, 3.95%, 4/4/28 (1) 2,600,000 2,886
Crown Castle International, 2.25%, 1/15/31  1,440,000 1,379
Crown Castle Towers, 3.222%, 5/15/22 (1) 45,000 45
Crown Castle Towers, 3.663%, 5/15/25 (1) 485,000 515
Crown Castle Towers, 3.72%, 7/15/23 (1) 490,000 509
CVS Health, 1.875%, 2/28/31  1,745,000 1,637
CVS Health, 2.70%, 8/21/40  660,000 609
Danone, 2.947%, 11/2/26 (1) 1,925,000 2,051
Danske Bank, VR, 3.244%, 12/20/25 (1)(8) 2,940,000 3,119
Delta Air Lines, 3.80%, 4/19/23  765,000 785
Diamondback Energy, 2.875%, 12/1/24  2,485,000 2,619
Diamondback Energy, 4.75%, 5/31/25  1,215,000 1,356
Discover Bank, 2.70%, 2/6/30  2,000,000 2,016
Discover Financial Services, 3.75%, 3/4/25  590,000 639
Dominion Energy, Series B, 2.75%, 9/15/22  200,000 205
Dow Chemical, 3.15%, 5/15/24  935,000 991

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
Duke Energy, 2.65%, 9/1/26  640,000 669
Duke Energy, 3.75%, 9/1/46  500,000 503
Eaton Vance, 3.625%, 6/15/23  750,000 799
Elanco Animal Health, 4.912%, 8/27/21  370,000 374
Enbridge, 4.00%, 10/1/23  690,000 740
Enbridge, 4.25%, 12/1/26  590,000 657
Enbridge Energy Partners, 5.50%, 9/15/40  245,000 288
Enel Finance International, 2.75%, 4/6/23 (1) 1,665,000 1,730
Energy Transfer Operating, 3.75%, 5/15/30  765,000 788
Energy Transfer Operating, 5.25%, 4/15/29  1,225,000 1,393
Eni, Series X-R, 4.00%, 9/12/23 (1) 780,000 838
EOG Resources, 2.625%, 3/15/23  500,000 519
Equitable Financial Life Global Funding, 1.40%, 7/7/25 (1) 780,000 779
Equitable Holdings, 3.90%, 4/20/23  478,000 508
ERAC USA Finance, 3.85%, 11/15/24 (1) 435,000 477
ERAC USA Finance, 4.50%, 2/15/45 (1) 505,000 582
Essex Portfolio, 2.65%, 3/15/32  1,430,000 1,404
Federal Realty Investment Trust, 2.75%, 6/1/23  1,500,000 1,558
Fidelity National Financial, 4.50%, 8/15/28  2,065,000 2,315
Fifth Third Bancorp, 3.50%, 3/15/22  340,000 349
Fifth Third Bank, 3.35%, 7/26/21  2,665,000 2,682
First American Financial, 4.60%, 11/15/24  415,000 462
FirstEnergy Transmission, 4.35%, 1/15/25 (1) 1,310,000 1,432
Fiserv, 3.20%, 7/1/26  1,100,000 1,187
FMR, 4.95%, 2/1/33 (1) 740,000 904
GATX, 4.35%, 2/15/24  2,105,000 2,302
GATX, 4.85%, 6/1/21  1,000,000 1,008
GE Capital International Funding, 4.418%, 11/15/35  2,200,000 2,516
General Motors, 4.00%, 4/1/25  1,120,000 1,213
General Motors Financial, 3.45%, 1/14/22  1,400,000 1,428
General Motors Financial, 4.20%, 11/6/21  1,335,000 1,363
George Washington University, Series 2014, 4.30%, 9/15/44  975,000 1,133
Gilead Sciences, 3.25%, 9/1/22  875,000 905
Goldman Sachs Group, 3.00%, 4/26/22  3,935,000 3,940
Goldman Sachs Group, 5.75%, 1/24/22  380,000 397
Goldman Sachs Group, 6.75%, 10/1/37  700,000 987
Hasbro, 3.00%, 11/19/24  1,550,000 1,649
HCA, 4.125%, 6/15/29  1,895,000 2,094
Healthcare Realty Trust, 3.625%, 1/15/28  1,075,000 1,152
Healthpeak Properties, 2.875%, 1/15/31  360,000 363
Heathrow Funding, 4.875%, 7/15/21 (1) 935,000 945
High Street Funding Trust I, 4.111%, 2/15/28 (1) 1,800,000 1,989
HSBC Bank USA, 5.875%, 11/1/34  950,000 1,223
HSBC Holdings, VR, 2.848%, 6/4/31 (8) 640,000 636
HSBC Holdings, VR, 3.262%, 3/13/23 (8) 1,800,000 1,845
Hyatt Hotels, 3.375%, 7/15/23  275,000 287

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
Iberdrola International, 6.75%, 9/15/33  1,000,000 1,320
Illinois Tool Works, 3.90%, 9/1/42  1,200,000 1,364
ING Groep, 3.15%, 3/29/22  560,000 575
Intercontinental Exchange, 3.45%, 9/21/23  1,440,000 1,538
International Paper, 4.40%, 8/15/47  1,180,000 1,382
Interpublic Group, 4.20%, 4/15/24  293,000 321
Intesa Sanpaolo, 3.125%, 7/14/22 (1) 1,875,000 1,927
Intesa Sanpaolo, 3.375%, 1/12/23 (1) 660,000 688
Invesco Finance, 3.125%, 11/30/22  480,000 501
JPMorgan Chase, 3.375%, 5/1/23  1,080,000 1,143
JPMorgan Chase, VR, 2.522%, 4/22/31 (8) 1,620,000 1,611
JPMorgan Chase, VR, 2.956%, 5/13/31 (8) 3,820,000 3,882
JPMorgan Chase, VR, 3.559%, 4/23/24 (8) 1,875,000 1,978
Kaiser Foundation Hospitals, 3.50%, 4/1/22  625,000 644
Kansas City Southern, 2.875%, 11/15/29  2,115,000 2,162
Kansas City Southern, 3.50%, 5/1/50  1,695,000 1,693
Keurig Dr Pepper, 3.551%, 5/25/21  1,710,000 1,718
KeyBank, 3.35%, 6/15/21  2,675,000 2,692
Kilroy Realty, 3.45%, 12/15/24  1,350,000 1,445
Kilroy Realty, 4.375%, 10/1/25  480,000 527
L3Harris Technologies, 3.832%, 4/27/25  570,000 625
Liberty Mutual Group, 4.25%, 6/15/23 (1) 410,000 442
Liberty Mutual Group, 4.85%, 8/1/44 (1) 1,700,000 1,968
Lloyds Banking Group, VR, 1.326%, 6/15/23 (8) 420,000 424
M&T Bank, 3.55%, 7/26/23  2,740,000 2,930
Manufacturers & Traders Trust, 3.40%, 8/17/27  250,000 274
Marsh & McLennan, 3.50%, 6/3/24  3,060,000 3,295
Mayo Clinic, Series 2013, 4.00%, 11/15/47  1,500,000 1,757
McDonald's, 1.45%, 9/1/25  940,000 948
MedStar Health, Series 20A, 3.626%, 8/15/49  905,000 934
Metropolitan Life Global Funding I, 3.45%, 10/9/21 (1) 2,605,000 2,648
Microchip Technology, 3.922%, 6/1/21  650,000 654
Micron Technology, 4.185%, 2/15/27  2,940,000 3,267
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (1) 2,640,000 2,854
Mississippi Power, 3.95%, 3/30/28  1,435,000 1,582
Mitsubishi UFJ Financial Group, 2.193%, 2/25/25  2,200,000 2,266
Mitsubishi UFJ Financial Group, 3.535%, 7/26/21  3,420,000 3,455
Morgan Stanley, 4.30%, 1/27/45  1,150,000 1,352
Morgan Stanley, 6.25%, 8/9/26  755,000 925
Morgan Stanley, VR, 3.971%, 7/22/38 (8) 1,445,000 1,617
MPLX, FRN, 3M USD LIBOR + 1.10%, 1.285%, 9/9/22  2,250,000 2,244
NatWest Markets, 2.375%, 5/21/23 (1) 3,370,000 3,496
New York Life Global Funding, 1.10%, 5/5/23 (1) 600,000 607
New York Life Global Funding, 3.25%, 8/6/21 (1) 2,095,000 2,116
Newmont, 3.625%, 6/9/21  1,260,000 1,260
Nisource, 3.49%, 5/15/27  1,730,000 1,877

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
Nisource, 3.95%, 3/30/48  1,775,000 1,864
Nordea Bank, 1.00%, 6/9/23 (1) 820,000 827
Norfolk Southern, 3.00%, 4/1/22  1,085,000 1,106
NSTAR Electric, 2.375%, 10/15/22  565,000 578
Nucor, 2.70%, 6/1/30  455,000 462
Nucor, 3.95%, 5/1/28  2,140,000 2,382
Nutrien, 4.00%, 12/15/26  830,000 929
Occidental Petroleum, 2.90%, 8/15/24  2,680,000 2,643
Occidental Petroleum, 3.00%, 2/15/27  2,320,000 2,181
Omnicom Group, 3.60%, 4/15/26  830,000 910
O'Reilly Automotive, 3.60%, 9/1/27  1,825,000 1,992
O'Reilly Automotive, 3.80%, 9/1/22  370,000 385
PACCAR Financial, 3.10%, 5/10/21  2,190,000 2,196
Pacific Gas & Electric, 2.10%, 8/1/27  1,340,000 1,312
PacifiCorp, 3.85%, 6/15/21  900,000 902
Packaging Corp. of America, 3.65%, 9/15/24  785,000 853
Packaging Corp. of America, 4.50%, 11/1/23  395,000 430
Paypal Holdings, 2.40%, 10/1/24  2,720,000 2,857
Perrigo Finance Unlimited, 3.15%, 6/15/30  1,510,000 1,477
Pioneer Natural Resources, 1.125%, 1/15/26  755,000 740
PNC Bank, 3.50%, 6/8/23  1,330,000 1,414
PNC Financial Services Group, 3.30%, 3/8/22  1,100,000 1,127
PPL Capital Funding, 3.10%, 5/15/26  2,200,000 2,343
Pricoa Global Funding I, 3.45%, 9/1/23 (1) 2,650,000 2,833
Principal Financial Group, 3.40%, 5/15/25  2,460,000 2,659
Protective Life Global Funding, 1.082%, 6/9/23 (1) 780,000 790
Providence Health & Services Obligated Group, 4.379%, 10/1/23  1,310,000 1,427
QUALCOMM, 2.15%, 5/20/30  2,605,000 2,576
QUALCOMM, 3.25%, 5/20/27  1,120,000 1,223
QVC, 4.375%, 3/15/23  770,000 810
QVC, 4.45%, 2/15/25  140,000 148
QVC, 4.85%, 4/1/24  1,645,000 1,773
Raymond James Financial, 3.625%, 9/15/26  210,000 233
Reinsurance Group of America, 5.00%, 6/1/21  630,000 635
RELX Capital, 3.00%, 5/22/30  945,000 979
RELX Capital, 3.50%, 3/16/23  840,000 885
Republic Services, 3.375%, 11/15/27  1,045,000 1,141
Rogers Communications, 3.625%, 12/15/25  610,000 664
Roper Technologies, 2.95%, 9/15/29  380,000 393
Roper Technologies, 3.80%, 12/15/26  1,085,000 1,201
Ross Stores, 1.875%, 4/15/31  450,000 419
Royal Bank of Canada, 1.60%, 4/17/23  2,075,000 2,124
Sabine Pass Liquefaction, 4.20%, 3/15/28  1,335,000 1,465
Sabine Pass Liquefaction, 4.50%, 5/15/30  560,000 628
San Diego Gas & Electric, Series TTT, 4.10%, 6/15/49  2,570,000 2,895
Santander U.K., 3.75%, 11/15/21  1,360,000 1,389

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
SBA Tower Trust, 2.836%, 1/15/25 (1) 1,135,000 1,191
Shire Acquisitions Investments Ireland, 2.875%, 9/23/23  2,870,000 3,017
Simon Property Group, 3.80%, 7/15/50  1,865,000 1,898
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (1) 422,000 448
Southeast Supply Header, 4.25%, 6/15/24 (1) 905,000 906
Spectra Energy Partners, 3.375%, 10/15/26  480,000 516
Spectra Energy Partners, 4.75%, 3/15/24  1,145,000 1,258
State Street, 3.10%, 5/15/23  265,000 279
Sumitomo Mitsui Financial Group, 3.748%, 7/19/23  2,045,000 2,191
Suncor Energy, 3.10%, 5/15/25  665,000 709
Svenska Handelsbanken, 3.35%, 5/24/21  1,825,000 1,833
Tampa Electric, 6.15%, 5/15/37  1,000,000 1,309
Teachers Insurance & Annuity Assn. of America, 4.90%,
9/15/44 (1) 1,800,000 2,204
Tencent Holdings, 2.985%, 1/19/23 (1) 960,000 996
Teva Pharmaceutical Finance IV, 3.65%, 11/10/21  730,000 735
Texas Instruments, 1.375%, 3/12/25  650,000 661
Thomson Reuters, 3.35%, 5/15/26  405,000 438
Time Warner Cable, 4.00%, 9/1/21  200,000 201
Time Warner Cable, 6.55%, 5/1/37  450,000 583
Time Warner Cable, 6.75%, 6/15/39  530,000 711
TJX, 1.60%, 5/15/31  375,000 350
Toronto-Dominion Bank, 3.25%, 6/11/21  1,595,000 1,604
Toronto-Dominion Bank, 3.50%, 7/19/23  1,235,000 1,324
Toronto-Dominion Bank, VR, 3.625%, 9/15/31 (8) 305,000 335
Total Capital International, 2.986%, 6/29/41  2,630,000 2,528
Toyota Motor, 3.183%, 7/20/21  1,505,000 1,518
Toyota Motor Credit, 2.95%, 4/13/21  2,690,000 2,690
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  1,645,000 1,870
Transurban Finance, 2.45%, 3/16/31 (1) 1,445,000 1,407
Transurban Finance, 3.375%, 3/22/27 (1) 395,000 425
Transurban Finance, 4.125%, 2/2/26 (1) 335,000 372
Travelers, 6.25%, 6/15/37  750,000 1,053
Trinity Health, 4.125%, 12/1/45  725,000 837
Truist Bank, VR, 3.502%, 8/2/22 (8) 2,730,000 2,757
Truist Financial, 1.95%, 6/5/30  1,250,000 1,209
UBS Group, 3.491%, 5/23/23 (1) 1,040,000 1,073
United Airlines PTT, Series 2014-2, Class B, 4.625%, 9/3/22  982,235 997
United Airlines PTT, Series 2019-1, Class AA, 4.15%, 8/25/31  1,065,866 1,135
UnitedHealth Group, 3.75%, 7/15/25  645,000 713
UnitedHealth Group, 4.75%, 7/15/45  1,235,000 1,549
Valero Energy, 2.85%, 4/15/25  260,000 271
VEREIT Operating Partnership, 3.10%, 12/15/29  2,130,000 2,171
VEREIT Operating Partnership, 3.95%, 8/15/27  1,490,000 1,631
Verizon Communications, 2.10%, 3/22/28  460,000 462
Verizon Communications, 2.65%, 11/20/40  4,470,000 4,081

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
Verizon Communications, 4.00%, 3/22/50  2,000,000 2,145
Verizon Communications, 4.272%, 1/15/36  870,000 979
Visa, 2.15%, 9/15/22  2,420,000 2,480
Vistra Operations, 3.55%, 7/15/24 (1) 1,370,000 1,435
Vodafone Group, 4.25%, 9/17/50  775,000 858
Vodafone Group, 4.875%, 6/19/49  2,045,000 2,440
Volkswagen Group of America Finance, 3.35%, 5/13/25 (1) 1,395,000 1,497
Volkswagen Group of America Finance, 4.00%, 11/12/21 (1) 2,595,000 2,652
Vulcan Materials, 4.50%, 6/15/47  590,000 670
Walt Disney, 3.70%, 10/15/25  525,000 578
Weibo, 3.50%, 7/5/24  1,390,000 1,467
Wells Fargo, VR, 2.393%, 6/2/28 (8) 3,915,000 4,001
Wells Fargo, VR, 2.572%, 2/11/31 (8) 1,735,000 1,751
Wells Fargo, VR, 3.068%, 4/30/41 (8) 3,995,000 3,918
Williams, 5.10%, 9/15/45  1,735,000 1,992
Willis North America, 3.60%, 5/15/24  820,000 882
Willis North America, 4.50%, 9/15/28  1,370,000 1,558
Woodside Finance, 3.70%, 9/15/26 (1)(5) 738,000 786
Woodside Finance, 3.70%, 3/15/28 (1) 1,187,000 1,233
WP Carey, 3.85%, 7/15/29  2,755,000 2,969
WPP Finance 2010, 3.75%, 9/19/24  1,310,000 1,427
Total Corporate Bonds (Cost $458,630) 481,812
EQUITY MUTUAL FUNDS 1.7%
T. Rowe Price Real Assets Fund - I Class (2) 6,795,447 90,651
Total Equity Mutual Funds (Cost $71,965) 90,651
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.2%
Autoridad del Canal de Panama, 4.95%, 7/29/35 (1) 510,000 630
Corp Nacional del Cobre de Chile, 3.00%, 9/30/29 (1) 2,645,000 2,722
Hydro-Quebec, 8.40%, 1/15/22  200,000 212
Kingdom of Morocco, 4.25%, 12/11/22 (1) 1,400,000 1,470
Pertamina Persero, 4.30%, 5/20/23 (1) 1,250,000 1,328
Perusahaan Gas Negara, 5.125%, 5/16/24 (1) 1,105,000 1,213
Republic of Colombia, 4.00%, 2/26/24  275,000 293
Republic of Indonesia, 4.875%, 5/5/21  1,000,000 1,003
Republic of Poland, 3.25%, 4/6/26  1,030,000 1,141
State Grid Overseas Investment, 3.75%, 5/2/23 (1) 1,175,000 1,244
United Mexican States, 2.659%, 5/24/31  1,514,000 1,431
Total Foreign Government Obligations & Municipalities (Cost
$12,073) 12,687

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
MUNICIPAL SECURITIES 0.7%
California 0.2%
California, Build America, GO, 7.625%, 3/1/40  2,200,000 3,528
Inland Valley Dev. Agency, Tax Allocation, Series B, 5.50%,
3/1/33 (9) 695,000 768
Los Angeles Airport, Build America, Series C, 7.053%, 5/15/40  1,000,000 1,495
Univ. of California Regents, Series AJ, 4.601%, 5/15/31  1,625,000 1,892
Univ. of California Regents, Series J, 4.131%, 5/15/45  365,000 414
Univ. of California Regents, Build America, 5.77%, 5/15/43  750,000 1,014
9,111
Illinois 0.1%
Chicago O'Hare Int'l Airport, Build America, Series B, 6.395%,
1/1/40  755,000 1,086
Chicago O'Hare Int'l Airport, Senior Lien, Series D, 2.346%, 1/1/30  975,000 975
Illinois Toll Highway Auth., Build America, Series A, 6.184%,
1/1/34  470,000 633
Metropolitan Water Reclamation Dist. of Greater Chicago, Build
America, Series A-1, GO, 5.72%, 12/1/38  500,000 665
3,359
Maryland 0.0%
Maryland HHEFA, Univ. of Maryland Medical, Series B, 4.665%,
7/1/36  1,800,000 2,110
2,110
Michigan 0.1%
Detroit City School Dist., Qualified School Construction Bonds,
GO, 6.645%, 5/1/29  2,000,000 2,669
2,669
New Jersey 0.0%
New Jersey Turnpike Auth., Build America, Series F, 7.414%,
1/1/40  415,000 652
652
New York 0.1%
Dormitory Auth. of the State of New York, Build America, Series F,
5.628%, 3/15/39  1,300,000 1,628
Metropolitan Transportation Auth., Build America, 7.336%,
11/15/39  240,000 376
Metropolitan Transportation Auth., Build America, Series A-1,
5.871%, 11/15/39  700,000 884
New York City Transitional Fin. Auth. Future Tax Secured Revenue,
Build America, 5.508%, 8/1/37  950,000 1,241
New York City Water & Sewer System, Build America, 6.011%,
6/15/42  245,000 355
Port Auth. of New York & New Jersey, Series 182, 5.31%, 8/1/46  1,400,000 1,583
6,067

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
Ohio 0.0%
JobsOhio Beverage System, Liquid Profits, Series B, 3.985%,
1/1/29  1,225,000 1,386
1,386
Pennsylvania 0.0%
Philadelphia Auth. for IDA, 3.964%, 4/15/26  805,000 865
865
South Carolina 0.1%
South Carolina Public Service Auth., Series C, 5.784%, 12/1/41  2,000,000 2,600
2,600
Texas 0.1%
Central Texas Turnpike System, Series C, 3.029%, 8/15/41  1,820,000 1,712
Dallas/Fort Worth Int'l Airport, Series A, 2.994%, 11/1/38  1,155,000 1,170
Houston Airport System Revenue, Series C, 2.385%, 7/1/31  685,000 677
Tarrant County Cultural Ed. Fac. Fin., Series A, 4.366%, 11/15/47  1,200,000 1,384
Texas Private Activity Bond Surface Transportation, North Tarrant
Express, Series B, 3.922%, 12/31/49  1,900,000 2,003
6,946
Utah 0.0%
Utah Transit Auth., Build America, Series B, 5.937%, 6/15/39  900,000 1,249
1,249
Virginia 0.0%
Virginia Commonwealth Transportation Board, Build America,
Series B, 5.35%, 5/15/35  690,000 833
Virginia Public Building Auth., Build America, Series B-2, 5.90%,
8/1/30  755,000 963
1,796
Total Municipal Securities (Cost $32,341) 38,810
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 1.7%
Angel Oak Mortgage Trust, Series 2020-3, Class A1, CMO, ARM,
1.691%, 4/25/65 (1) 981,106 991
Angel Oak Mortgage Trust, Series 2020-6, Class A2, CMO, ARM,
1.518%, 5/25/65 (1) 826,205 831
Angel Oak Mortgage Trust, Series 2021-1, Class A1, CMO, ARM,
0.909%, 1/25/66 (1) 3,154,608 3,148
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class A, ARM, 1M
USD LIBOR + 0.93%, 1.036%, 12/15/36 (1) 2,530,000 2,529
Barclays Commercial Mortgage Trust, Series 2019-BWAY, Class D,
ARM, 1M USD LIBOR + 2.16%, 2.266%, 11/15/34 (1) 605,000 596
Barclays Commercial Mortgage Trust, Series 2020-BID, Class A,
ARM, 1M USD LIBOR + 2.14%, 2.246%, 10/15/37 (1) 2,590,000 2,603
BFLD, Series 2019-DPLO, Class C, ARM, 1M USD LIBOR + 1.54%,
1.646%, 10/15/34 (1) 2,080,000 2, 072

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class
65A, ARM, 4.411%, 5/15/52 (1) 800,000 830
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class
AS, 4.026%, 5/10/47  235,000 254
Citigroup Mortgage Loan Trust, Series 2020-EXP2, Class A3,
CMO, ARM, 2.50%, 8/25/50 (1) 2,203,497 2,239
Cold Storage Trust, Series 2020-ICE5, Class B, ARM, 1M USD
LIBOR + 1.30%, 1.406%, 11/15/37 (1) 2,118,345 2,120
COLT Mortgage Loan Trust, Series 2019-2, Class A1, CMO, ARM,
3.337%, 5/25/49 (1) 446,285 446
COLT Mortgage Loan Trust, Series 2019-2, Class A3, CMO, ARM,
3.541%, 5/25/49 (1) 569,556 569
Commercial Mortgage Trust, Series 2015-LC21, Class A4, 3.708%,
7/10/48  3,700,000 4,051
Commercial Mortgage Trust, Series 2017-PANW, Class A, 3.244%,
10/10/29 (1) 2,160,000 2,245
Connecticut Avenue Securities, Series 2017-C04, Class 2ED2,
CMO, ARM, 1M USD LIBOR + 1.10%, 1.209%, 11/25/29  2,437,186 2,405
Deephaven Residential Mortgage Trust, Series 2019-2A, Class A1,
CMO, ARM, 3.558%, 4/25/59 (1) 468,656 470
Ellington Financial Mortgage Trust, Series 2019-2, Class A3, CMO,
ARM, 3.046%, 11/25/59 (1) 651,660 663
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class C,
3.75%, 12/10/36 (1) 2,635,000 2,718
Galton Funding Mortgage Trust, Series 2018-1, Class A23, CMO,
ARM, 3.50%, 11/25/57 (1) 422,739 435
Galton Funding Mortgage Trust, Series 2019-1, Class A42, CMO,
ARM, 4.00%, 2/25/59 (1) 145,466 146
Galton Funding Mortgage Trust, Series 2019-H1, Class A1, CMO,
ARM, 2.657%, 10/25/59 (1) 672,901 685
Galton Funding Mortgage Trust, Series 2019-H1, Class A3, CMO,
ARM, 2.964%, 10/25/59 (1) 1,278,935 1,293
Goldman Sachs Mortgage Securities Trust, Series 2015-GC32,
Class A4, 3.764%, 7/10/48  950,000 1,042
Goldman Sachs Mortgage Securities Trust, Series 2018-GS9,
Class A4, ARM, 3.992%, 3/10/51  1,250,000 1,399
Goldman Sachs Mortgage-Backed Securities Trust, Series 2020-
INV1, Class A14, CMO, ARM, 3.00%, 10/25/50 (1) 633,239 642
Great Wolf Trust, Series 2019-WOLF, Class C, ARM, 1M USD
LIBOR + 1.63%, 1.739%, 12/15/36 (1) 1,130,000 1,119
Homeward Opportunities Fund I Trust, Series 2019-1, Class A1,
CMO, ARM, 3.454%, 1/25/59 (1) 1,098,462 1,110
Homeward Opportunities Fund I Trust, Series 2019-3, Class A1,
CMO, ARM, 2.675%, 11/25/59 (1) 512,363 519
Homeward Opportunities Fund I Trust, Series 2019-3, Class A3,
CMO, ARM, 3.031%, 11/25/59 (1) 897,678 905

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
JPMorgan Barclays Bank Commercial Mortgage Securities Trust,
Series 2015-C31, Class A3, 3.801%, 8/15/48  2,425,000 2,649
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2020-609M, Class A, ARM, 1M USD LIBOR + 1.37%,
1.476%, 10/15/33 (1) 2,510,000 2,516
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (1) 1,726,736 1,772
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (1) 2,000,418 2,058
Mill City Mortgage Loan Trust, Series 2016-1, Class A1, CMO,
ARM, 2.50%, 4/25/57 (1) 51,328 52
Mill City Mortgage Loan Trust, Series 2018-1, Class A1, CMO,
ARM, 3.25%, 5/25/62 (1) 992,581 1,024
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-
C17, Class B, ARM, 4.464%, 8/15/47  1,670,000 1,800
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-
C24, Class AS, ARM, 4.036%, 5/15/48  1,375,000 1,505
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-
C27, Class AS, 4.068%, 12/15/47  2,775,000 3,056
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-
C30, Class A5, 2.86%, 9/15/49  495,000 523
Morgan Stanley Capital I Trust, Series 2014-150E, Class A,
3.912%, 9/9/32 (1) 2,140,000 2,304
Morgan Stanley Capital I Trust, Series 2015-MS1, Class A4, ARM,
3.779%, 5/15/48  1,440,000 1,580
Morgan Stanley Capital I Trust, Series 2019-MEAD, Class D, ARM,
3.283%, 11/10/36 (1) 2,090,000 2,044
New Orleans Hotel Trust, Series 2019-HNLA, Class C, ARM, 1M
USD LIBOR + 1.59%, 1.695%, 4/15/32 (1) 845,000 828
New Residential Mortgage Loan Trust, Series 2019-NQM5, Class
A1, CMO, ARM, 2.71%, 11/25/59 (1) 1,59 7,403 1,637
OBX Trust, Series 2019-EXP3, Class 1A9, CMO, ARM, 3.50%,
10/25/59 (1) 608,143 619
OBX Trust, Series 2019-EXP3, Class 2A2, CMO, ARM, 1M USD
LIBOR + 1.10%, 1.209%, 10/25/59 (1) 385,354 392
Seasoned Credit Risk Transfer Trust, Series 2016-1, Class M1,
CMO, ARM, 3.00%, 9/25/55 (1) 239,559 240
Sequoia Mortgage Trust, Series 2018-CH1, Class A11, CMO,
ARM, 3.50%, 2/25/48 (1) 158,623 159
Sequoia Mortgage Trust, Series 2018-CH2, Class A3, CMO, ARM,
4.00%, 6/25/48 (1) 795,020 806
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59 (1) 608,202 617
Starwood Mortgage Residential Trust, Series 2019-IMC1, Class
A1, CMO, ARM, 3.468%, 2/25/49 (1) 542,746 543
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A1,
CMO, ARM, 2.61%, 9/27/49 (1) 181,186 184

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3,
CMO, ARM, 2.916%, 9/27/49 (1) 677,592 687
Starwood Mortgage Residential Trust, Series 2020-INV1, Class A1,
CMO, ARM, 1.027%, 11/25/55 (1) 1,295,527 1,298
Structured Agency Credit Risk Debt Notes, Series 2020-DNA6,
Class M1, CMO, ARM, SOFR30A + 0.90%, 0.917%, 12/25/50 (1) 635,427 636
Structured Agency Credit Risk Debt Notes, Series 2020-HQA5,
Class M1, CMO, ARM, SOFR30A + 1.10%, 1.117%, 11/25/50 (1) 814,408 815
Structured Agency Credit Risk Debt Notes, Series 2021-DNA2,
Class M1, CMO, ARM, SOFR30A + 0.80%, 0.817%, 8/25/33 (1) 1,650,000 1,649
Structured Agency Credit Risk Debt Notes, Series 2021-HQA1,
Class M1, CMO, ARM, SOFR30A + 0.70%, 0.717%, 8/25/33 (1) 2,620,000 2,617
Towd Point Mortgage Trust, Series 2015-3, Class A1B, CMO, ARM,
3.00%, 3/25/54 (1) 11,884 12
Towd Point Mortgage Trust, Series 2015-4, Class A1B, CMO, ARM,
2.75%, 4/25/55 (1) 48,275 48
Towd Point Mortgage Trust, Series 2015-5, Class A1B, CMO, ARM,
2.75%, 5/25/55 (1) 141,483 142
Towd Point Mortgage Trust, Series 2016-1, Class A1B, CMO, ARM,
2.75%, 2/25/55 (1) 156,845 157
Towd Point Mortgage Trust, Series 2016-2, Class A1A, CMO, ARM,
2.75%, 8/25/55 (1) 286,143 290
Towd Point Mortgage Trust, Series 2016-3, Class A1, CMO, ARM,
2.25%, 4/25/56 (1) 248,215 250
Towd Point Mortgage Trust, Series 2017-1, Class A1, CMO, ARM,
2.75%, 10/25/56 (1) 212,109 216
Towd Point Mortgage Trust, Series 2017-6, Class A1, CMO, ARM,
2.75%, 10/25/57 (1) 774,524 796
Towd Point Mortgage Trust, Series 2018-1, Class A1, CMO, ARM,
3.00%, 1/25/58 (1) 409,481 422
Verus Securitization Trust, Series 2019-4, Class A1, CMO, STEP,
2.642%, 11/25/59 (1) 1,801,576 1,834
Verus Securitization Trust, Series 2019-INV1, Class A1, CMO,
ARM, 3.402%, 12/25/59 (1) 430,773 436
Verus Securitization Trust, Series 2019-INV3, Class A1, CMO,
ARM, 2.692%, 11/25/59 (1) 2,208,497 2,249
Verus Securitization Trust, Series 2021-1, Class A1, CMO, ARM,
0.815%, 1/25/66 (1) 1,291,756 1,287
WFRBS Commercial Mortgage Trust, Series 2014-C19, Class B,
ARM, 4.723%, 3/15/47  610,000 658
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$84,809) 86,482

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 7.6%
U.S. Government Agency Obligations 5.5% (10)
Federal Home Loan Mortgage
1.749%, 2/25/22  421,871 423
1.785%, 9/25/22  425,399 429
1.875%, 4/25/22  468,477 470
2.206%, 6/25/25  1,152,600 1,194
2.50%, 5/1/30  1,396,934 1,463
2.777%, 4/25/23  275,162 282
2.952%, 2/25/27  1,141,100 1,219
3.00%, 1/1/29 - 8/1/43  5,117,150 5,431
3.50%, 3/1/42 - 3/1/46  8,758,649 9,497
4.00%, 9/1/40 - 6/1/42  2,948,325 3,256
4.50%, 6/1/39 - 5/1/42  1,739,200 1,953
5.00%, 12/1/35 - 8/1/40  768,391 889
5.50%, 1/1/38 - 12/1/39  232,670 273
6.00%, 2/1/28 - 8/1/38  22,136 26
6.50%, 8/1/32  10,653 12
7.00%, 6/1/32 - 6/1/32  13,890 15
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.73%, 2.72%, 7/1/35  34,703 37
12M USD LIBOR + 1.74%, 2.109%, 2/1/37  35,758 37
12M USD LIBOR + 1.75%, 2.125%, 2/1/35  70,447 73
12M USD LIBOR + 1.93%, 2.315%, 12/1/36  42,511 45
12M USD LIBOR + 2.03%, 2.448%, 11/1/36  23,861 24
1Y CMT + 2.25%, 2.567%, 10/1/36  10,794 12
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  1,045,015 175
Federal Home Loan Mortgage, UMBS
3.00%, 11/1/34 - 7/1/50  7,701,669 8,177
3.50%, 6/1/33  579,593 623
4.00%, 12/1/49 - 2/1/50  4,107,485 4,420
4.50%, 5/1/50  475,144 519
5.50%, 5/1/44  1,247,166 1,448
Federal National Mortgage Assn.
3.50%, 6/1/42 - 1/1/44  3,898,164 4,244
4.00%, 11/1/40  1,187,102 1,301
4.50%, 7/1/40  876,722 975
Federal National Mortgage Assn., ARM
12M USD LIBOR + 1.61%, 2.375%, 7/1/35  19,814 20
12M USD LIBOR + 1.85%, 2.23%, 1/1/37  4,310 4
Federal National Mortgage Assn., CMO, 4.00%, 6/25/44  342,399 349

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
Federal National Mortgage Assn., UMBS
2.50%, 10/1/31 - 12/1/50  18,922,324 19,480
3.00%, 1/1/27 - 7/1/50  48,705,604 51,519
3.50%, 11/1/26 - 10/1/49  30,226,938 32,406
4.00%, 11/1/40 - 1/1/50  22,620,218 24,664
4.50%, 4/1/23 - 5/1/50  12,500,264 13,831
5.00%, 2/1/34 - 1/1/49  3,262,437 3,765
5.50%, 2/1/35 - 5/1/44  3,667,248 4,289
6.00%, 3/1/28 - 1/1/41  2,465,591 2,886
6.50%, 3/1/24 - 8/1/38  366,168 428
7.00%, 9/1/25 - 4/1/32  27,698 31
7.50%, 9/1/26  180 —
8.00%, 8/1/24 - 7/1/26  447 —
UMBS, TBA(11)
2.00%, 4/1/36 - 5/1/51  32,100,000 32,154
2.50%, 4/1/51  22,885,000 23,484
3.00%, 4/1/51  19,505,000 20,316
4.50%, 4/1/51  6,015,000 6,548
285,116
U.S. Government Obligations 2.1%
Government National Mortgage Assn.
2.00%, 3/20/51  5,455,000 5,513
3.00%, 9/15/42 - 7/20/50  22,118,001 23,101
3.50%, 9/15/41 - 1/20/49  18,845,359 20,319
4.00%, 2/15/41 - 11/20/47  9,790,588 10,635
4.50%, 6/15/39 - 8/20/47  5,886,149 6,530
5.00%, 12/20/34 - 6/20/49  8,592,895 9,586
5.50%, 2/20/34 - 3/20/49  1,929,452 2,147
6.00%, 8/20/34 - 4/15/36  89,287 105
6.50%, 6/15/23 - 3/15/26  25,486 29
7.50%, 3/15/23 - 9/15/26  9,111 8
8.00%, 4/15/22 - 11/15/25  9,674 8
8.50%, 6/20/25 - 6/20/26  3,269 3
Government National Mortgage Assn., ARM, 1Y CMT + 1.50%,
2.25%, 8/20/23  366 —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  537,987 562
Government National Mortgage Assn., TBA(11)
2.00%, 4/20/51  2,935,000 2,963
2.50%, 5/20/51  23,017,000 23,703
4.00%, 5/20/51  3,910,000 4,179
109,391
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $384,234) 394,507

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 6.6%
U.S. Treasury Obligations 6.6%
U.S. Treasury Bonds, 1.125%, 5/15/40  8,565,000 6,997
U.S. Treasury Bonds, 1.375%, 8/15/50  7,165,000 5,595
U.S. Treasury Bonds, 1.875%, 2/15/41  13,750,000 12,805
U.S. Treasury Bonds, 1.875%, 2/15/51  11,875,000 10,539
U.S. Treasury Bonds, 2.00%, 2/15/50  23,200,000 21,246
U.S. Treasury Bonds, 2.50%, 2/15/46  2,975,000 3,034
U.S. Treasury Bonds, 2.75%, 8/15/47  16,080,000 17,203
U.S. Treasury Bonds, 2.875%, 8/15/45 (12) 4,185,000 4,573
U.S. Treasury Bonds, 3.00%, 11/15/44  2,990,000 3,336
U.S. Treasury Bonds, 3.00%, 5/15/45  10,640,000 11,870
U.S. Treasury Bonds, 3.00%, 11/15/45  11,185,000 12,496
U.S. Treasury Bonds, 3.00%, 2/15/47  1,150,000 1,288
U.S. Treasury Bonds, 3.00%, 2/15/48  2,000,000 2,244
U.S. Treasury Bonds, 3.00%, 8/15/48  3,905,000 4,388
U.S. Treasury Bonds, 3.125%, 2/15/43  915,000 1,042
U.S. Treasury Bonds, 7.25%, 8/15/22  100,000 110
U.S. Treasury Notes, 0.125%, 11/30/22  21,500,000 21,497
U.S. Treasury Notes, 0.125%, 1/31/23  39,500,000 39,475
U.S. Treasury Notes, 0.25%, 5/31/25  30,445,000 29,860
U.S. Treasury Notes, 0.375%, 4/30/25  19,895,000 19,646
U.S. Treasury Notes, 0.375%, 11/30/25  51,660,000 50,530
U.S. Treasury Notes, 0.375%, 1/31/26  8,500,000 8,289
U.S. Treasury Notes, 0.625%, 5/15/30  16,700,000 15,202
U.S. Treasury Notes, 0.625%, 8/15/30  6,555,000 5,940
U.S. Treasury Notes, 0.75%, 1/31/28  5,450,000 5,226
U.S. Treasury Notes, 0.875%, 11/15/30  7,500,000 6,937
U.S. Treasury Notes, 1.125%, 2/28/22  3,365,000 3,397
U.S. Treasury Notes, 1.125%, 2/15/31  17,200,000 16,251
U.S. Treasury Notes, 1.625%, 11/15/22  315,000 323
341,339
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $347,596) 341,339
SHORT-TERM INVESTMENTS 5.0%
Money Market Funds 5.0%
T. Rowe Price Treasury Reserve Fund, 0.04% (2)(13) 261,315,470 261,315
Total Short-Term Investments (Cost $261,315) 261,315

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.5%
Short-Term Funds 0.5%
T. Rowe Price Short-Term Fund, 0.08% (2)(13) 2,543,368 25,434
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 25,434
Total Securities Lending Collateral (Cost $25,434) 25,434
Total Investments in Securities 102.6%
(Cost $3,641,426) $ 5,337,118
Other Assets Less Liabilities (2.6)% (136,914)
Net Assets 100.0% $ 5,200,204
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$199,842 and represents 3.8% of net assets.
(2) Affiliated Companies
(3) SEC 30-day yield
(4) Non-income producing
(5) All or a portion of this security is on loan at March 31, 2021.
(6) Level 3 in fair value hierarchy.
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $3,516 and represents 0.1% of net assets.
(8) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(9) Insured by Assured Guaranty Municipal Corporation
(10) Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage
Association and the Federal Home Loan Mortgage Corporation, including
UMBS, currently operate under a federal conservatorship.
(11) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $113,347 and represents 2.2% of net assets.

T. ROWE PRICE Balanced Fund

. . .
. . . .
. . . .
(12) At March 31, 2021, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(13) Seven-day yield
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
1Y CMT One year U.S. Treasury note constant maturity
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DKK Danish Krone
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
HKD Hong Kong Dollar
IDA Industrial Development Authority/Agency
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured Overnight Financing Rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Balanced Fund

Par $ Value
(Cost and value in 000s)
TBA SALES COMMITMENTS (0.1)%
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES (0.1)%
U.S. Government Obligations
(0.1)%
Government National Mortgage Assn., TBA, 2.00%, 4/20/51  2,935,000 (2,963)
Total TBA Sales Commitments (Proceeds $(2,960)) (2,963)

T. ROWE PRICE Balanced Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S36, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
6/20/26 21,200 503 464 39
Total Centrally Cleared Credit Default Swaps,
Protection Sold 39
Total Centrally Cleared Swaps 39
Net payments (receipts) of variation margin to date (10)
Variation margin receivable (payable) on centrally cleared swaps $ 29
** Includes interest purchased or sold but not yet collected of $2.

T. ROWE PRICE Balanced Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 689 U.S. Treasury Notes five year contracts 6/21 85,021 $ (1,094)
Short, 67 U.S. Treasury Notes ten year contracts 6/21 (8,773) 229
Long, 202 U.S. Treasury Notes two year contracts 6/21 44,587 (46)
Long, 9 Ultra U.S. Treasury Bonds contracts 6/21 1,631 (77)
Net payments (receipts) of variation margin to date 872
Variation margin receivable (payable) on open futures contracts $ (116)

T. ROWE PRICE Balanced Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Inflation Protected Bond Fund - I
Class, 2.66%  $ — $ (1) $ —
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 3.72%  — (852) 2,944
T. Rowe Price Limited Duration Inflation Focused
Bond Fund - I Class, 1.98%  — 63 —
T. Rowe Price Real Assets Fund - I Class  — 6,279 —
T. Rowe Price Treasury Reserve Fund, 0.04% — — 37
T. Rowe Price Short-Term Fund, 0.08% — — —++
Totals $ —# $ 5,489 $ 2,981+

T. ROWE PRICE Balanced Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
03/31/21
T. Rowe Price Inflation
Protected Bond Fund - I Class,
2.66%  $ 16 $ — $ — $ 15
T. Rowe Price Institutional High
Yield Fund - Institutional Class,
3.72%  226,215 21,112 — 246,475
T. Rowe Price Limited Duration
Inflation Focused Bond Fund - I
Class, 1.98%  37 16,350 — 16,450
T. Rowe Price Real Assets Fund
- I Class  74,972 9,400 — 90,651
T. Rowe Price Treasury Reserve
Fund, 0.04% 252,702  ¤  ¤ 261,315
T. Rowe Price Short-Term Fund,
0.08% 4,951  ¤  ¤ 25,434
Total $ 640,340^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $2,981 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $620,165.

T. ROWE PRICE Balanced Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Balanced Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Balanced Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value, by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Balanced Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Balanced Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F68-054Q1 03/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 1,401,203 $ — $ 1,401,203
Bond Mutual Funds 262,940 — — 262,940
Common Stocks 2,326,585 962,298 1,635 3,290,518
Convertible Preferred Stocks — 3,176 1,881 5,057
Equity Mutual Funds 90,651 — — 90,651
Short-Term Investments 261,315 — — 261,315
Securities Lending Collateral 25,434 — — 25,434
Total Securities 2,966,925 2,366,677 3,516 5,337,118
Swaps* — 39 — 39
Futures Contracts* 229 — — 229
Total $ 2,967,154 $ 2,366,716 $ 3,516 $ 5,337,386
Liabilities
TBA Sales Commitments $ — $ 2,963 $ — $ 2,963
Futures Contracts* 1,217 — — 1,217
Total $ 1,217 $ 2,963 $ — $ 4,180
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.